United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—89.1%
		Consumer Discretionary—10.4%
72,300	[1]	Amazon.com, Inc.	$59,537,604
108,000	[2]	Cracker Barrel Old Country Store, Inc.	17,070,480
250,000		Ctrip.com International Ltd., ADR	10,802,500
855,000	[1]	Dave & Buster's Entertainment, Inc.	46,563,300
600,000		Hilton Worldwide Holdings, Inc.	34,548,000
600,000		Las Vegas Sands Corp.	31,548,000
215,849	[1]	Lululemon Athletica, Inc.	14,571,966
185,600	[1]	Mohawk Industries, Inc.	40,059,904
446,000		Moncler S.p.A	8,588,444
43,580,412		NagaCorp Limited	25,607,077
300,000		Newell Brands, Inc.	14,199,000
532,131	[1]	One Group Hospitality, Inc./The	904,623
4,800,000		Samsonite International SA	15,070,879
400,000		Six Flags Entertainment Corp.	23,832,000
1,275,000		Starbucks Corp.	70,405,500
125,000		Vail Resorts, Inc.	21,442,500
300,000		Whirlpool Corp.	52,467,000
365,000	[1,2]	Wingstop, Inc.	10,391,550
1,135,900	[1]	Yoox Net-A-Porter Group	28,393,262
		TOTAL	526,003,589
		Consumer Staples—1.4%
645,000		AdvancePierre Foods Holdings, Inc.	17,872,950
1,115,000	[1]	Blue Buffalo Pet Products, Inc.	27,038,750
170,000		Constellation Brands, Inc., Class A	25,459,200
		TOTAL	70,370,900
		Energy—2.7%
890,000		Nabors Industries Ltd.	14,462,500
1,367,000	[1]	Rice Energy, Inc.	27,107,610
1,250,000		Tenaris S.A., ADR	43,800,000
900,000		US Silica Holdings, Inc.	53,226,000
		TOTAL	138,596,110
		Financials—6.2%
205,000	[1]	Affiliated Managers Group	31,233,800
815,000		American International Group, Inc.	52,371,900
268,100		BlackRock, Inc.	100,264,038
1,000,000		CIT Group Holdings, Inc.	41,190,000
2,750,000		Chimera Investment Corp.	48,482,500
1	[1,3,4]	FA Private Equity Fund IV LP	550,640
6,839,360		FinecoBank Banca Fineco S.p.A	40,673,392
1	[1,3,4]	Infrastructure Fund	0
		TOTAL	314,766,270
		Health Care—27.9%
300,000		Agilent Technologies, Inc.	14,691,000
651,583	[1]	Alkermes, Inc.	35,257,156
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	17,325,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1	[3,4]	Apollo Investment Fund V	$273,568
1,359,250	[1,5]	arGEN-x	23,371,361
6,978,566	[1,4]	BioNano Genomics, Inc.	0
1,100,000	[1]	Boston Scientific Corp.	26,466,000
1,735,000	[1,5]	ContraFect Corp.	3,123,000
112,666		Cooper Cos., Inc.	20,799,270
13,145,623	[1,5]	Corcept Therapeutics, Inc.	93,465,380
1,000,000		Danaher Corp.	83,920,000
200,000	[1]	Dexcom, Inc.	15,830,000
8,829,511	[1,2,4,5]	Dyax Corp. CVR	9,800,757
2,312,166	[1,5]	Dynavax Technologies Corp.	9,479,881
292,000	[1]	Edwards Lifesciences Corp.	28,102,080
2,000,000	[1,2,5]	Egalet Corp.	9,780,000
205,000	[1,2]	GW Pharmaceuticals PLC, ADR	23,570,900
675,000	[1,2,5]	Galapagos NV	43,783,997
865,000	[1,5]	Galapagos NV, ADR	56,311,500
520,000	[1]	Genmab A/S	100,668,209
783,418	[1]	Glaukos Corp.	32,292,490
350,000	[1]	IDEXX Laboratories, Inc.	42,815,500
200,000	[1]	Insulet Corp.	8,320,000
1,029,275	[1,5]	Intersect ENT, Inc.	13,895,212
1	[3,4]	Latin Healthcare Fund	424,650
85,605	[1]	MacroGenics, Inc.	1,581,124
5,319,140	[1,2,5]	Minerva Neurosciences, Inc.	56,382,884
672,915	[1]	Nektar Therapeutics	8,149,001
268,885	[1]	Nevro Corp.	23,398,373
2,221,901	[1,5]	Otonomy, Inc.	32,550,850
465,011	[1,2]	Penumbra, Inc.	33,271,537
880,000	[1,2]	Poxel SA	6,220,451
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	100,810,272
1,849,866	[1,2]	Protalix Biotherapeutics, Inc.	1,146,177
750,000	[1]	Repligen Corp.	22,530,000
850,000	[1]	SAGE Therapeutics, Inc.	40,783,000
2,635,000	[1,2,5]	SCYNEXIS, Inc.	7,957,700
853,515	[1,2,5]	Seres Therapeutics, Inc.	8,441,263
959,018	[1,4,5]	Soteira, Inc.	0
1,200,000	[1,2,5]	Spark Therapeutics, Inc.	75,672,000
1,424,311	[1,5]	SteadyMed Ltd.	3,916,855
1,173,832	[1,5]	SteadyMed Ltd.	3,228,038
555,000	[1,2]	Tesaro, Inc.	90,376,200
350,000	[1]	Ultragenyx Pharmaceutical, Inc.	26,253,500
3,100,000	[1]	Veeva Systems, Inc.	131,223,000
1,080,000	[1]	Versartis, Inc.	15,444,000
1,233,187	[1,2,5]	Zogenix, Inc.	9,927,155
		TOTAL	1,413,030,291
		Industrials—11.4%
265,000		Acuity Brands, Inc.	54,915,950
2,000,000		Air Lease Corp.	72,760,000
637,700	[1]	Dycom Industries, Inc.	51,436,882
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
281,200		Equifax, Inc.	$32,979,136
168,000		Heico Corp.	12,927,600
710,000		KAR Auction Services, Inc.	32,340,500
1,312,748	[1]	MRC Global, Inc.	26,976,971
443,000		OshKosh Truck Corp.	30,846,090
374,880	[1,5]	REV Group, Inc.	9,461,971
185,000		Raytheon Co.	26,669,600
725,000	[1]	Rexnord Corp.	16,015,250
354,400		Roper Technologies, Inc.	67,991,640
675,000		Union Pacific Corp.	71,941,500
350,000	[1]	Verisk Analytics, Inc.	28,924,000
3,200,000	[1,2]	ZTO Express (Cayman), Inc., ADR	39,904,000
		TOTAL	576,091,090
		Information Technology—22.0%
130,000	[1]	Adobe Systems, Inc.	14,739,400
3,000,000	[1]	Advanced Micro Devices, Inc.	31,110,000
490,000	[1]	Alibaba Group Holding Ltd., ADR	49,641,900
625,000		Amadeus IT Group S.A.	28,892,979
390,000		Broadcom Ltd.	77,805,000
500,000	[1]	BroadSoft, Inc.	21,000,000
150,000	[1]	Check Point Software Technologies Ltd.	14,815,500
320,000	[1]	CoStar Group, Inc.	64,672,000
400,000	[1,2]	Coupa Software, Inc.	10,396,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
2,899,426	[1]	GDS Holdings Ltd., ADR	23,949,259
900,000	[1,2]	GoDaddy, Inc.	32,157,000
300,000	[1]	GrubHub, Inc.	12,465,000
1,415,000	[1]	Microsemi Corp.	75,207,250
1,500,000	[1]	Mobileye NV	64,440,000
980,000	[1]	NIC, Inc.	23,618,000
860,000	[1]	NXP Semiconductors NV	84,151,000
600,000	[1]	Q2 Holdings, Inc.	19,050,000
1,423,600	[1]	RADWARE Ltd.	20,912,684
683,086		STMicroelectronics N.V., ADR	9,044,059
623,582	[1]	Salesforce.com, Inc.	49,325,336
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,250,000	[1]	ServiceNow, Inc.	113,275,000
300,000	[1]	Shopify, Inc.	15,246,000
476,420	[1]	Splunk, Inc.	27,565,661
570,000	[1]	Tyler Technologies, Inc.	83,231,400
780,000	[1]	Vantiv, Inc.	48,547,200
900,000	[1,2]	Workday, Inc.	74,781,000
750,000	[1,2]	Zillow Group, Inc.	26,535,000
		TOTAL	1,116,573,628
		Materials—4.6%
445,000		Eagle Materials, Inc.	46,538,100
435,000	[1]	Ingevity Corp.	24,181,650
213,500		Martin Marietta Materials	49,019,600
270,000		Sherwin-Williams Co.	82,028,700
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
530,000		Westlake Chemical Corp.	$32,812,300
		TOTAL	234,580,350
		Real Estate—2.5%
450,000	[1]	CBRE Group, Inc.	13,662,000
500,000		Crown Castle International Corp.	43,915,000
250,000		Lamar Advertising Co.	18,880,000
400,000		MGM Growth Properties LLC	10,328,000
615,000		Ryman Hospitality Properties	37,625,700
		TOTAL	124,410,700
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,102,268,128)	4,514,422,928
		CORPORATE BOND—0.1%
		Health Care—0.1%
2,415,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $3,220,000)	2,296,907
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
1,735,000	[1,5]	ContraFect Corp., Warrants	1,650,679
848,250	[1,5]	SCYNEXIS, Inc., Warrants	1,444,146
1,173,832	[1,5]	SteadyMed Ltd., Warrants	1,844,442
7,425,000	[1,5]	Zogenix, Inc., Warrants	976,387
		TOTAL WARRANTS (IDENTIFIED COST $164,079)	5,915,654
		INVESTMENT COMPANIES—15.8%
230,316,908	[5,6]	Federated Government Obligations Fund, Institutional Shares, 0.44%[7]	230,316,908
568,817,782	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[7]	568,874,664
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $799,136,673)	799,191,572
		TOTAL INVESTMENTS—105.1% (IDENTIFIED COST $3,909,788,881)[8]	5,321,827,061
		OTHER ASSETS AND LIABILITIES - NET—(5.1)%[9]	(256,188,074)
		TOTAL NET ASSETS—100%	$5,065,638,987
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	352	$40,031,200	March 2017	$(236,569)
The average notional value of short futures contracts held by the Fund throughout the period was $32,194,009. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$221,785,825	$230,356,908
4

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $1,248,858, which represented 0.0% of total net assets.

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$273,568
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$66,786	$550,640
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$424,650
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.

Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
arGEN-x	1,359,250	$—	—	1,359,250	$23,371,361	$—
ContraFect Corp.	1,735,000	—	—	1,735,000	3,123,000	—
ContraFect Corp., Warrants	1,735,000	—	—	1,735,000	1,650,679	—
Corcept Therapeutics, Inc.	12,439,968	1,049,177	(343,522)	13,145,623	93,465,380	—
Dyax Corp. CVR	8,829,511	—	—	8,829,511	9,800,757	—
Dynavax Technologies Corp.	2,100,000	212,166	—	2,312,166	9,479,881	—
Egalet Corp.	1,700,000	300,000	—	2,000,000	9,780,000	—
Galapagos NV*	881,500	—	(206,500)	675,000	43,783,997	—
Galapagos NV, ADR*	956,807	—	(91,807)	865,000	56,311,500	—
Intersect ENT, Inc.*	1,430,000	—	(400,725)	1,029,275	13,895,212	—
Minerva Neurosciences, Inc.	5,319,140	—	—	5,319,140	56,382,884	—
Otonomy, Inc.	2,500,000	—	(278,099)	2,221,901	32,550,850	—
Progenics Pharmaceuticals, Inc.	11,301,600	—	—	11,301,600	100,810,272	—
REV Group, Inc.	—	374,800	—	374,880	9,461,971	—
SCYNEXIS, Inc.	2,635,000	—	—	2,635,000	7,957,700	—
SCYNEXIS, Inc. Warrants	848,250	—	—	848,250	1,444,146	—
SeresTherapeutics, Inc.*	1,000,000	—	(146,485)	853,515	8,441,263	—
Soteira, Inc.**	959,018	—	—	959,018	—	—
Spark Therapeutics, Inc.*	1,400,000	121,139	(321,139)	1,200,000	75,672,000	—
SteadyMed Ltd.	1,317,816	106,495	—	1,424,311	3,916,855	—
SteadyMed Ltd.	1,173,832	—	—	1,173,832	3,228,038	—
SteadyMed Ltd., Warrants	1,173,832	—	—	1,173,832	1,844,442	—
Zogenix, Inc.	870,000	430,000	(66,813)	1,233,187	9,927,155	—
Zogenix, Inc., Warrants	7,425,000	—	—	7,425,000	976,387	—
TOTAL OF AFFILIATED COMPANIES	71,090,524	2,593,777	(1,855,090)	71,829,291	$577,275,730	$—
*	At January 31, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
**	At January 31, 2017, the security is no longer held in the Fund's portfolio of investments.
5

Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	298,168,770	354,713,799	(422,565,661)	230,316,908	$230,316,908	$603,116
Federated Institutional Prime Value Obligations Fund, Institutional Shares	568,092,887	597,103,543	(596,378,648)	568,817,782	$568,874,664	$1,211,427
TOTAL OF AFFILIATED HOLDINGS	866,261,657	951,817,342	(1,018,944,309)	799,134,690	$799,191,572	$1,814,543
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	At January 31, 2017, the cost of investments for federal tax purposes was $3,909,788,881. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from (a) futures contracts and (b) transaction from FCs to U.S dollars of assets and liabilities other than investments in securities was $1,412,038,180. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,548,251,313 and net unrealized depreciation from investments for those securities having an excess of cost over value of $136,213,133.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
6

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,626,101,567	$—	$11,049,615	$3,637,151,182
International	556,001,695	321,270,051	—	877,271,746
Preferred Stock
Domestic	—	—	—	—
Debt Securities:
Corporate Bond	—	2,296,907	—	2,296,907
Warrants	—	5,915,654	—	5,915,654
Investment Companies	799,191,572	—	—	799,191,572
TOTAL SECURITIES	$4,981,294,834	$329,482,612	$11,049,615	$5,321,827,061
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(236,569)	—	—	(236,569)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(236,569)	$—	$—	$(236,569)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
7
Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—89.4%
		Consumer Discretionary—15.8%
36,000	[1]	AMC Networks, Inc.	$2,064,600
90,400	[1]	Amazon.com, Inc.	74,442,592
28,000		Comcast Corp., Class A	2,111,760
790,000		Hilton Worldwide Holdings, Inc.	45,488,200
340,000		Home Depot, Inc.	46,777,200
24,000		Marriott International, Inc., Class A	2,030,400
10,000	[1]	Mohawk Industries, Inc.	2,158,400
20	[1,2]	New Cotai LLC/Capital	293,419
1,300	[1]	Priceline.com, Inc.	2,047,669
1,025,000		Starbucks Corp.	56,600,500
776,000		TJX Cos., Inc.	58,137,920
408,000		Tractor Supply Co.	30,057,360
80,000		Twenty-First Century Fox, Inc.	2,510,400
239,500	[1]	Ulta Beauty, Inc.	65,211,060
265,000		Walt Disney Co.	29,322,250
255,000		Whirlpool Corp.	44,596,950
		TOTAL	463,850,680
		Consumer Staples—1.1%
198,300		Constellation Brands, Inc., Class A	29,697,408
22,000		Walgreens Boots Alliance, Inc.	1,802,680
		TOTAL	31,500,088
		Energy—3.5%
311,000		Pioneer Natural Resources, Inc.	56,051,530
1,330,300		Tenaris S.A., ADR	46,613,712
		TOTAL	102,665,242
		Financials—5.9%
865,000		American International Group, Inc.	55,584,900
150,900		BlackRock, Inc.	56,433,582
20,000		Brown & Brown	842,600
35,000		Intercontinental Exchange, Inc.	2,042,600
650,000		JPMorgan Chase & Co.	55,009,500
33,000		Marsh & McLennan Cos., Inc.	2,244,660
3,620		T. Rowe Price Group, Inc.	244,133
		TOTAL	172,401,975
		Health Care—14.9%
31,000		AbbVie, Inc.	1,894,410
491,500	[1]	Alexion Pharmaceuticals, Inc.	64,229,220
13,000		Amgen, Inc.	2,036,840
1,485,000	[1]	Boston Scientific Corp.	35,729,100
10,000	[1]	Charles River Laboratories International, Inc.	808,000
329,000	[1]	Edwards Lifesciences Corp.	31,662,960
370,000	[1]	Genmab A/S	71,629,302
418,000	[1]	IDEXX Laboratories, Inc.	51,133,940
550,000	[1]	Incyte Genomics, Inc.	66,665,500
787,800		Shire PLC	44,126,428
12,000		UnitedHealth Group, Inc.	1,945,200
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,200,000		Zoetis, Inc.	$65,928,000
		TOTAL	437,788,900
		Industrials—12.7%
171,649		Acuity Brands, Inc.	35,570,822
1,310,000	[1]	AerCap Holdings NV	57,993,700
13,000		Boeing Co.	2,124,460
373,000		FedEx Corp.	70,538,030
19,000		Honeywell International, Inc.	2,248,080
17,000		Illinois Tool Works, Inc.	2,162,400
698,000		Ingersoll-Rand PLC, Class A	55,386,300
659,665		Osram Licht AG	38,288,551
237,000		Raytheon Co.	34,165,920
41,000		Southwest Airlines Co.	2,144,710
645,000		Union Pacific Corp.	68,744,100
17,000		United Parcel Service, Inc.	1,855,210
31,000		Waste Management, Inc.	2,154,500
		TOTAL	373,376,783
		Information Technology—25.7%
45,000		Activision Blizzard, Inc.	1,809,450
415,000	[1]	Alibaba Group Holding Ltd., ADR	42,043,650
102,200	[1]	Alphabet, Inc.	83,823,418
910,000		Amadeus IT Group S.A.	42,068,178
61,000		Applied Materials, Inc.	2,089,250
446,000		Broadcom Ltd.	88,977,000
608,167	[1]	Facebook, Inc.	79,256,323
24,000		Fidelity National Information Services, Inc.	1,906,080
20,000	[1]	Fiserv, Inc.	2,148,600
595,000		Mastercard, Inc.	63,266,350
1,142,000		Microsoft Corp.	73,830,300
690,000	[1]	NXP Semiconductors NV	67,516,500
917,686	[1]	Salesforce.com, Inc.	72,588,963
30,000		Texas Instruments, Inc.	2,266,200
1,150,000	[1]	Vantiv, Inc.	71,576,000
722,400		Visa, Inc., Class A	59,749,704
		TOTAL	754,915,966
		Materials—2.7%
20,796		Avery Dennison Corp.	1,518,524
22,000		Eagle Materials, Inc.	2,300,760
124,700		Martin Marietta Materials	28,631,120
150,000		Sherwin-Williams Co.	45,571,500
		TOTAL	78,021,904
		Real Estate—3.9%
1,775,000	[1]	CBRE Group, Inc.	53,889,000
659,400		Crown Castle International Corp.	57,915,102
5,500		Equinix, Inc.	2,117,390
		TOTAL	113,921,492
		Telecommunication Services—3.2%
1,495,000	[1]	T-Mobile USA, Inc.	93,093,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,942,827,535)	2,621,536,680
2

Shares			Value
		INVESTMENT COMPANY—6.6%
194,461,372	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[4] (AT NET ASSET VALUE)	$194,480,818
		TOTAL INVESTMENTS—96.0% (IDENTIFIED COST $2,137,297,498)[5]	2,816,017,498
		OTHER ASSETS AND LIABILITIES - NET—4.0%[6]	116,925,626
		TOTAL NET ASSETS—100%	$2,932,943,124
At January 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/1/2017	Credit Agricole CIB	7,491,058 GBP	7,522,249 USD	$(31,191)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees (the “Trustees”).
3	Affiliated holding.
Transactions involving an affiliated holding during the period ended January 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	293,564,326	304,661,580	(403,764,534)	194,461,372	$194,480,818	$304,216
4	7-day net yield.
5	At January 31, 2017, the cost of investments for federal tax purposes was $2,137,297,498. The net unrealized appreciation of investments for federal tax purposes was $678,720,000. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $695,243,277 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,523,277.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,066,599,940	$—	$293,419	$2,066,893,359
International	358,530,862	196,112,459	—	554,643,321
Investment Company	194,480,818	—	—	194,480,818
TOTAL SECURITIES	$2,619,611,620	$196,112,459	$293,419	$2,816,017,498
Other Financial Instruments*
Assets	$—	$—	$—	$—
Liabilities	(31,191)	—	—	(31,191)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(31,191)	$—	$—	$(31,191)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GBP	—British Pound
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—96.6%
		Consumer Discretionary—13.4%
93,000		AMC Entertainment Holdings, Inc.	$3,138,750
200,000		Camping World Holdings, Inc.	6,296,000
450,800		Clubcorp Holdings, Inc.	7,438,200
23,100	[1]	Cracker Barrel Old Country Store, Inc.	3,651,186
110,000	[2]	Dave & Buster's Entertainment, Inc.	5,990,600
185,000	[1,2]	Duluth Holdings, Inc.	4,184,700
196,000	[2]	Etsy, Inc.	2,471,560
262,400		Moncler S.p.A	5,052,932
9,203,000		NagaCorp Limited	5,407,519
115,500	[1,2]	Nord Anglia Education, Inc.	2,524,830
228,000	[2]	Planet Fitness, Inc.	4,797,120
618,805		Samsonite International SA	1,942,903
47,900	[2]	Shutterfly, Inc.	2,458,707
121,000		Six Flags Entertainment Corp.	7,209,180
200,000	[2]	Sportsman's Warehouse Holdings, Inc.	1,488,000
36,200		Vail Resorts, Inc.	6,209,748
280,000	[1,2]	Wingstop, Inc.	7,971,600
201,400	[2]	Yoox Net-A-Porter Group	5,034,249
175,000	[1,2]	Zoe's Kitchen, Inc.	3,820,250
		TOTAL	87,088,034
		Consumer Staples—2.3%
200,000		AdvancePierre Foods Holdings, Inc.	5,542,000
170,000	[2]	Blue Buffalo Pet Products, Inc.	4,122,500
205,000	[1,2]	elf Beauty, Inc.	5,116,800
		TOTAL	14,781,300
		Energy—4.4%
272,000	[2]	Callon Petroleum Corp.	4,156,160
214,100	[1,2]	Extraction Oil & Gas, Inc.	3,836,672
1,278,900	[2]	Independence Contract Drilling, Inc.	8,108,226
178,000	[2]	Keane Group, Inc.	3,932,020
144,400		US Silica Holdings, Inc.	8,539,816
		TOTAL	28,572,894
		Financials—2.8%
500,000		Chimera Investment Corp.	8,815,000
874,310		FinecoBank Banca Fineco S.p.A	5,199,486
238,600		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,361,608
		TOTAL	18,376,094
		Health Care—23.7%
173,800	[2]	Amphastar Pharmaceuticals, Inc.	2,737,350
200,000	[2]	AnaptysBio, Inc.	3,390,000
197,014	[2,3]	arGEN-x	3,387,519
222,500	[2,3]	ContraFect Corp.	400,500
1,089,145	[2,3]	Corcept Therapeutics, Inc.	7,743,821
7,800	[2]	Dexcom, Inc.	617,370
125,000	[2,3,4]	Dyax Corp.	138,750
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,000,000	[2,3]	Dynavax Technologies Corp.	$4,100,000
207,000	[1,2,3]	Egalet Corp.	1,012,230
220,100	[1,2]	Entellus Medical, Inc.	3,765,911
25,800	[1,2]	GW Pharmaceuticals PLC, ADR	2,966,484
122,100	[1,2]	Galapagos NV	7,920,039
111,700	[2]	Galapagos NV, ADR	7,271,670
139,274	[2]	Glaukos Corp.	5,740,874
26,300	[2]	Insulet Corp.	1,094,080
260,475	[2]	Intersect ENT, Inc.	3,516,412
100,000	[1,2]	iRhythm Technologies, Inc.	3,263,000
110,000	[2]	K2M Group Holdings, Inc.	2,235,200
916,620	[1,2,3]	Minerva Neurosciences, Inc.	9,716,172
547,300	[2]	NeoGenomics, Inc.	4,411,238
41,800	[2]	Nevro Corp.	3,637,436
377,000	[2,3]	Otonomy, Inc.	5,523,050
58,465	[1,2]	Penumbra, Inc.	4,183,171
713,130	[2,3]	Progenics Pharmaceuticals, Inc.	6,361,120
255,362	[1,2,3]	Protalix Biotherapeutics, Inc.	158,222
75,000	[2]	Repligen Corp.	2,253,000
89,000	[2]	SAGE Therapeutics, Inc.	4,270,220
707,000	[1,2,3]	SCYNEXIS, Inc.	2,135,140
50,728	[1,2]	Seres Therapeutics, Inc.	501,700
122,000	[1,2]	Spark Therapeutics, Inc.	7,693,320
409,417	[2,3,5]	SteadyMed Ltd.	1,281,475
149,400	[2,3,5]	SteadyMed Ltd.	410,851
345,900	[2,3]	SteadyMed Ltd.	795,647
49,000	[2]	Tesaro, Inc.	7,979,160
58,600	[2]	Ultragenyx Pharmaceutical, Inc.	4,395,586
56,000	[2]	VCA, Inc.	5,073,600
290,000	[2]	Veeva Systems, Inc.	12,275,700
525,000	[1,2]	Veracyte, Inc.	3,874,500
325,000	[2]	Versartis, Inc.	4,647,500
153,100	[2,3]	Zogenix, Inc.	1,232,455
		TOTAL	154,111,473
		Industrials—10.7%
249,500		Air Lease Corp.	9,076,810
735,000		Aramex PJSC	874,878
175,000	[2]	Atkore International Group, Inc.	4,676,000
1,470,000	[2,5,6]	Biffa PLC	3,514,807
233,900	[2]	Continental Building Products, Inc.	5,438,175
103,800	[2]	Dycom Industries, Inc.	8,372,508
187,000	[2]	JELD-WEN Holding, Inc.	5,062,090
147,600		KAR Auction Services, Inc.	6,723,180
600,000	[2]	Kornit Digital Ltd.	9,960,000
180,800	[2]	MRC Global, Inc.	3,715,440
112,000	[2]	Mercury Systems, Inc.	3,776,640
216,000	[2,3]	REV Group, Inc.	5,451,840
209,000	[2]	Titan Machinery, Inc.	2,886,290
		TOTAL	69,528,658
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—32.4%
101,300	[2]	2U, Inc.	$3,448,252
598,351	[1,2]	Adesto Technologies Corp.	2,124,146
196,000	[2]	Alarm.com Holdings, Inc.	5,309,640
144,300	[2]	Atlassian Corp. PLC	3,987,009
100,000	[2]	Blackline, Inc.	2,718,000
535,000	[2]	Box, Inc.	9,132,450
342,693	[2]	BroadSoft, Inc.	14,393,106
245,000	[2]	CalAmp Corp.	3,679,900
1,630,000	[2]	Camtek Ltd.	5,411,600
265,000	[2]	ChannelAdvisor Corp.	3,670,250
43,600	[2]	CoStar Group, Inc.	8,811,560
43,100	[1,2]	Coupa Software, Inc.	1,120,169
120,000	[2]	Envestnet, Inc.	4,536,000
370,000	[2]	GTT Communications, Inc.	10,452,500
152,500	[1,2]	Globant SA	5,055,375
165,000	[2]	GoDaddy, Inc.	5,895,450
300,000	[2]	Gridsum Holding, Inc., ADR	3,600,000
78,000	[2]	GrubHub, Inc.	3,240,900
575,000	[2]	Ichor Holdings Ltd.	8,878,000
325,000	[1,2]	Instructure, Inc.	7,085,000
200,000	[2]	Microsemi Corp.	10,630,000
344,000	[2]	Mimecast Ltd.	7,313,440
171,600	[1,2]	MindBody, Inc.	4,178,460
202,300	[2]	NIC, Inc.	4,875,430
325,000	[2]	Oclaro, Inc.	3,188,250
1,200,000	[2]	Paysafe Group PLC	5,785,890
195,000	[2]	Q2 Holdings, Inc.	6,191,250
200,000	[2]	Quantenna Communications, Inc.	3,762,000
322,500	[2]	RADWARE Ltd.	4,737,525
318,000	[1,2]	Rapid7, Inc.	3,965,460
133,600	[2]	RealPage, Inc.	4,088,160
103,800	[2]	RingCentral, Inc.	2,423,730
160,000	[2]	Shopify, Inc.	8,131,200
1,800,000	[2]	Sigma Designs, Inc.	10,980,000
76,200		Silicon Motion Technology Corp., ADR	2,979,420
100,000	[2,5,6]	Takeaway.com Holding BV	3,276,457
114,300		Tessera Holdings Corp.	5,166,360
41,600	[2]	Tyler Technologies, Inc.	6,074,432
		TOTAL	210,296,771
		Materials—3.5%
66,600		Eagle Materials, Inc.	6,965,028
161,600		Huntsman Corp.	3,295,024
91,200	[2]	Kraton Corp.	2,449,632
140,000	[2]	Summit Materials, Inc.	3,514,000
95,400	[1,2]	U.S. Concrete, Inc.	6,248,700
		TOTAL	22,472,384
		Real Estate—2.5%
132,100		Cyrusone, Inc.	6,361,936
125,000		MGM Growth Properties LLC	3,227,500
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
106,700		Ryman Hospitality Properties	$6,527,906
		TOTAL	16,117,342
		Telecommunication Services—0.5%
731,800	[5,6]	Infrastrutture Wireless Italiane SPA	3,474,249
		Utilities—0.4%
151,400	[2]	Aquaventure Holdings Ltd.	2,918,992
		TOTAL COMMON STOCKS (IDENTIFIED COST $450,665,156)	627,738,191
		CORPORATE BOND—0.0%
		Health Care—0.0%
334,000	[3]	Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $444,500)	317,667
		WARRANTS—0.1%
		Health Care—0.1%
222,500	[2,3]	ContraFect Corp., Warrants	211,686
109,440	[2,3]	SCYNEXIS, Inc., Warrants	186,322
149,400	[2,3]	SteadyMed Ltd., Warrants	234,752
1,896,750	[2,3]	Zogenix, Inc., Warrants	249,423
		TOTAL WARRANTS (IDENTIFIED COST $110,203)	882,183
		INVESTMENT COMPANIES—12.0%[3]
53,472,439	[8]	Federated Government Obligations Fund, Institutional Shares, 0.44%[7]	53,472,439
24,328,249		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[7]	24,330,682
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $77,800,688)	77,803,121
		TOTAL INVESTMENTS—108.7% (IDENTIFIED COST $529,020,547)[9]	706,741,162
		OTHER ASSETS AND LIABILITIES - NET—(8.7)%[10]	(56,693,935)
		TOTAL NET ASSETS—100%	$650,047,227
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2017, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$51,670,775	$53,472,439
2	Non-income producing security.
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended January 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
arGEN-x	197,014	—	—	197,014	$3,387,519	$—
ContraFect Corp.	222,500	—	—	222,500	$400,500	—
ContraFect Corp., Warrants	222,500	—	—	222,500	$211,686	—
Corcept Therapeutics, Inc.	1,130,000	65,398	(106,253)	1,089,145	$7,743,821	—
Dyax Corp.- CVR	125,000	—	—	125,000	$138,750	—
Dynavax Technologies Corp.	1,000,000	—	—	1,000,000	$4,100,000	—
Egalet Corp.	332,000	—	(125,000)	207,000	$1,012,230	—
*Intersect ENT, Inc.	361,903	—	(101,428)	260,475	$3,516,412	—
4

Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Minerva Neurosciences, Inc.	916,620	—	—	916,620	$9,716,172	—
Otonomy, Inc.	514,529	—	(137,529)	377,000	$5,523,050	—
Progenics Pharmaceuticals, Inc.	1,020,000	3,130	(310,000)	713,130	$6,361,120	—
Protalix Biotherapeutics, Inc.	—	255,362	—	255,362	$158,222	—
Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021	635,000	334,000	(635,000)	334,000	$317,667	—
REV Group, Inc.	—	216,000	—	216,000	$5,451,840	—
SCYNEXIS, Inc.	707,000	—	—	707,000	$2,135,140	—
SCYNEXIS, Inc., Warrants	109,440	—	—	109,440	$186,322	—
*Seres Therapeutics, Inc.	50,728	—	—	50,728	$501,700	—
*Spark Therapeutics, Inc.	188,000	6,865	(72,865)	122,000	$7,693,320	—
SteadyMed Ltd.	409,417	—	—	409,417	$1,281,475	—
SteadyMed Ltd.	149,400	—	—	149,400	$410,851	—
SteadyMed Ltd.	345,900	—	—	345,900	$795,647	—
SteadyMed Ltd., Warrants	149,400		—	149,400	$234,752	—
Zogenix, Inc.	185,000	—	(31,900)	153,100	$1,232,455	—
Zogenix, Inc., Warrants	1,896,750	—	—	1,896,750	$249,423	—
TOTAL OF AFFILIATED COMPANIES	10,868,101	880,755	(1,519,975)	10,228,881	$62,760,074	$—-
*	At January 31, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving affiliated holdings during the period ended January 31, 2017, were as follows:
	Federated Government Obligations Fund, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/16	72,359,842	19,064,290	91,424,132
Purchases/Additions	80,849,647	56,907,674	137,757,321
Sales/Reductions	(99,737,050)	(51,643,715)	(151,380,765)
Balance of Shares Held 1/31/2017	53,472,439	24,328,249	77,800,688
Value	$53,472,439	$24,330,682	$77,803,121
Dividend Income	$55,101	$47,235	$102,336
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $11,957,839, which represented 1.8% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $10,265,513, which represented 1.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at January 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	7/29/16	$467,622	$410,851
SteadyMed Ltd.	1/26/15 – 8/21/2015	$2,932,451	$1,281,475
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
5

9	At January 31, 2017, the cost of investments for federal tax purposes was $529,020,547. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $177,720,615. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $208,644,997 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,924,382.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
6

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$515,357,362	$—	$138,750	$515,496,112
International	61,371,151	50,870,928[1]	—	112,242,079
Debt Securities:
Corporate Bonds	—	317,667	—	317,667
Warrants	—	882,183	—	882,183
Investment Companies	77,803,121	—	—	77,803,121
TOTAL SECURITIES	$654,531,634	$52,070,778	$138,750	$706,741,162
1	Includes $5,451,192 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt

7
Federated MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Aerospace/Defense—2.6%
127,812		Spirit Aerosystems Holdings, Inc., Class A	$7,675,111
		Airline - National—1.0%
92,593	[1]	Jet Blue Airways Corp.	1,815,749
14,057	[1]	United Continental Holdings, Inc.	990,597
		TOTAL	2,806,346
		Airline - Regional—0.4%
12,899		Alaska Air Group, Inc.	1,210,184
		Auto Original Equipment Manufacturers—4.9%
9,848	[1]	AutoZone, Inc.	7,139,603
50,599		Lear Corp.	7,189,612
		TOTAL	14,329,215
		Auto Rentals—2.4%
54,915	[1]	United Rentals, Inc.	6,947,297
		Biotechnology—0.6%
12,403	[1]	Incyte Genomics, Inc.	1,503,368
9,858	[1]	Puma Biotechnology, Inc.	319,399
		TOTAL	1,822,767
		Broadcasting—2.5%
37,332	[1]	AMC Networks, Inc.	2,140,990
178,108	[1]	Discovery Communications, Inc.	5,049,362
		TOTAL	7,190,352
		Cable TV—2.6%
330,244	[1]	MSG Networks, Inc.	7,661,661
		Commercial Banks—1.0%
79,409		Citizens Financial Group, Inc.	2,872,224
		Commercial Services & Supplies—0.9%
146,527		R.R. Donnelley & Sons Co.	2,512,938
		Computer Peripherals—2.5%
65,608		NVIDIA Corp.	7,163,081
		Computer Services—1.3%
88,410	[1]	NCR Corp.	3,803,398
		Cosmetics & Toiletries—1.1%
108,500	[1]	Avon Products, Inc.	636,895
8,864	[1]	Ulta Beauty, Inc.	2,413,490
		TOTAL	3,050,385
		Department Stores—0.5%
26,550		Kohl's Corp.	1,057,486
16,287		Macy's, Inc.	481,118
		TOTAL	1,538,604
		Discount Department Stores—2.8%
10,908	[1]	Dollar Tree, Inc.	841,989
106,604		Foot Locker, Inc.	7,306,638
		TOTAL	8,148,627
		Ethical Drugs—2.7%
48,052	[1]	United Therapeutics Corp.	7,862,749
1

Shares			Value
		COMMON STOCKS—continued
		Financial Services—3.3%
112,300		Ally Financial, Inc.	$2,371,776
64,292		Ameriprise Financial, Inc.	7,218,063
		TOTAL	9,589,839
		Furniture—0.1%
5,963	[1]	Tempur Sealy International, Inc.	256,409
		Health Care Equipment & Supplies—1.8%
87,460		Hill-Rom Holdings, Inc.	5,148,770
		Health Care Technology—2.0%
23,882	[1]	VWR Corp.	618,782
119,951	[1]	Veeva Systems, Inc.	5,077,526
		TOTAL	5,696,308
		Home Building—1.0%
96,064		D. R. Horton, Inc.	2,873,274
		Home Health Care—0.3%
5,669	[1]	Wellcare Health Plans, Inc.	825,066
		Home Products—1.4%
66,170		Tupperware Brands Corp.	3,994,021
		Hospitals—1.2%
43,750	[1]	HCA, Inc.	3,512,250
		Hotels—2.7%
98,763		Wyndham Worldwide Corp.	7,808,203
		Insurance—2.3%
181,657		XL Group Ltd.	6,824,853
		Internet Services—1.1%
73,760	[1]	Yelp, Inc.	3,081,693
		IT Services—3.3%
44,044	[1]	Vantiv, Inc.	2,741,298
351,612		Western Union Co.	6,884,563
		TOTAL	9,625,861
		Medical Supplies—2.0%
7,608	[1]	Align Technology, Inc.	697,578
21,680		Bard (C.R.), Inc.	5,145,314
		TOTAL	5,842,892
		Medical Technology—3.6%
25,100	[1]	IDEXX Laboratories, Inc.	3,070,483
63,553		Zimmer Biomet Holdings, Inc.	7,520,226
		TOTAL	10,590,709
		Metal Containers—1.4%
73,447	[1]	Crown Holdings, Inc.	3,978,624
		Miscellaneous Food Products—2.2%
50,166		Ingredion, Inc.	6,430,780
		Mortgage and Title—2.1%
174,884	[1]	CoreLogic, Inc.	6,168,159
		Multi-Industry Capital Goods—1.6%
110,139	[1]	HD Supply, Inc.	4,658,880
		Multiline Retail—1.0%
34,260	[1]	Burlington Stores, Inc.	2,867,562
		Mutual Fund Adviser—0.6%
101,161		Waddell & Reed Financial, Inc., Class A	1,825,956
2

Shares			Value
		COMMON STOCKS—continued
		Office Equipment—0.9%
170,451		Pitney Bowes, Inc.	$2,713,580
		Photo-Optical Component-Equipment—1.6%
69,723		Cognex Corp.	4,710,486
		Plastic Containers—1.5%
46,967		Packaging Corp. of America	4,329,418
		Poultry Products—0.9%
43,844		Tyson Foods, Inc., Class A	2,752,965
		Professional Services—0.4%
33,242	[1]	TransUnion	1,048,120
		Recreational Vehicles—2.2%
49,995		Harley-Davidson, Inc.	2,851,715
33,244		Thor Industries, Inc.	3,440,754
		TOTAL	6,292,469
		Rubber—2.0%
176,292		Goodyear Tire & Rubber Co.	5,710,098
		Savings & Loan—0.2%
137,122	[1]	Ocwen Financial Corp.	722,633
		Semiconductor Manufacturing—2.4%
78,291		KLA-Tencor Corp.	6,663,347
4,225		Microchip Technology, Inc.	284,554
		TOTAL	6,947,901
		Semiconductor Manufacturing Equipment—5.1%
213,352		Applied Materials, Inc.	7,307,306
64,137		Lam Research Corp.	7,366,776
		TOTAL	14,674,082
		Services to Medical Professionals—2.6%
55,646	[1]	Laboratory Corp. of America Holdings	7,468,250
		Soft Drinks—2.6%
82,692		Dr. Pepper Snapple Group, Inc.	7,541,510
		Software Packaged/Custom—2.3%
29,214	[1]	Citrix Systems, Inc.	2,664,025
6,748	[1]	Electronic Arts, Inc.	562,986
26,821	[1]	F5 Networks, Inc.	3,594,818
		TOTAL	6,821,829
		Specialty Chemicals—1.3%
184,090		Huntsman Corp.	3,753,595
		Specialty Retailing—2.9%
87,725		Bed Bath & Beyond, Inc.	3,539,704
121,815		GNC Holdings, Inc.	1,080,499
29,603	[1]	Michaels Cos, Inc.	582,291
50,483		Nordstrom, Inc.	2,232,358
12,573		Signet Jewelers Ltd.	976,545
		TOTAL	8,411,397
		Telecommunication Equipment & Services—3.0%
156,837	[1]	CommScope Holdings Co., Inc.	5,931,575
33,407		Motorola, Inc.	2,696,279
		TOTAL	8,627,854
		Undesignated Consumer Cyclicals—1.4%
175,201		Block (H&R), Inc.	3,759,813
3

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—continued
29,000	[1]	Weight Watchers International, Inc.	$361,050
		TOTAL	4,120,863
		TOTAL COMMON STOCKS (IDENTIFIED COST $256,460,111)	284,842,098
		INVESTMENT COMPANY—2.0%
5,865,956	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3] (IDENTIFIED COST $5,866,244)	5,866,542
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $262,326,355)[4]	290,708,640
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(280,238)
		TOTAL NET ASSETS—100%	$290,428,402
1	Non-income-producing security.
2	Affiliated holding.

Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
Affiliate	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,582,723	12,609,310	(11,326,077)	5,865,956	$5,866,542	$8,913
3	7-day net yield.
4	At January 31, 2017, the cost of investments for federal tax purposes was $262,326,355. The net unrealized appreciation of investments for federal tax purposes was $28,382,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,618,768 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,236,483.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
4

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated Absolute Return Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—77.0%
		Aerospace & Defense—1.4%
10,000		Boeing Co.	$1,634,200
5,000		General Dynamics Corp.	905,400
		TOTAL	2,539,600
		Airlines—1.7%
30,000		Delta Air Lines, Inc.	1,417,200
30,000		Southwest Airlines Co.	1,569,300
		TOTAL	2,986,500
		Automobiles—2.0%
13,000		Bayerische Motoren Werke AG	1,177,516
200,000		Ford Motor Co.	2,472,000
		TOTAL	3,649,516
		Banks—4.1%
50,000		Bank of America Corp.	1,132,000
30,000		Citigroup, Inc.	1,674,900
30,000		JPMorgan Chase & Co.	2,538,900
50,000		Sumitomo Mitsui Financial Group, Inc.	1,962,492
		TOTAL	7,308,292
		Beverages—2.4%
10,000		Diageo PLC, ADR	1,120,300
10,000		Molson Coors Brewing Co., Class B	965,200
14,000		PepsiCo, Inc.	1,452,920
20,000		The Coca-Cola Co.	831,400
		TOTAL	4,369,820
		Biotechnology—4.2%
20,000	[1]	Aimmune Therapeutics, Inc.	365,600
10,000	[1]	Alnylam Pharmaceuticals, Inc.	399,900
30,000	[1]	Bluebird Bio, Inc.	2,235,000
80,000	[1]	Catabasis Pharmaceuticals, Inc.	322,400
20,000	[1]	Celgene Corp.	2,323,000
10,000	[1]	Ionis Pharmaceuticals, Inc.	445,000
20,000	[1]	Spark Therapeutics, Inc.	1,261,200
20,000	[1]	Versartis, Inc.	286,000
		TOTAL	7,638,100
		Capital Markets—3.0%
130,000	[1]	Credit Suisse Group AG	1,973,398
50,000	[1]	Deutsche Bank AG	995,500
5,000		Goldman Sachs Group, Inc.	1,146,600
20,000		T. Rowe Price Group, Inc.	1,348,800
		TOTAL	5,464,298
		Chemicals—0.7%
4,000		Sherwin-Williams Co.	1,215,240
		Communications Equipment—1.8%
35,000	[1]	Ciena Corp.	851,900
1

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communications Equipment—continued
80,000		Cisco Systems, Inc.	$2,457,600
		TOTAL	3,309,500
		Construction & Engineering—1.3%
12,000		Argan, Inc.	885,000
1,000,000		China Railway Construction Corp., Class H	1,389,740
		TOTAL	2,274,740
		Diversified Financial Services—1.4%
15,000	[1]	Berkshire Hathaway, Inc., Class B	2,462,100
		Diversified Telecommunication Services—2.5%
60,000		AT&T, Inc.	2,529,600
42,000		Verizon Communications, Inc.	2,058,420
		TOTAL	4,588,020
		Electric Utilities—0.8%
40,000		Exelon Corp.	1,435,200
		Food & Staples Retailing—2.5%
14,000		CVS Health Corp.	1,103,340
94,117		Koninklijke Ahold NV	2,005,605
20,000		Wal-Mart Stores, Inc.	1,334,800
		TOTAL	4,443,745
		Food Products—0.5%
6,000		Smucker (J.M.) Co.	815,100
		Health Care Equipment & Supplies—1.2%
20,000		Danaher Corp.	1,678,400
14,000	[1]	iRhythm Technologies, Inc.	456,820
		TOTAL	2,135,220
		Health Care Providers & Services—3.5%
20,000	[1]	Centene Corp.	1,265,400
24,000	[1]	HCA, Inc.	1,926,720
8,000		UnitedHealth Group, Inc.	1,296,800
12,000	[1]	WellCare Health Plans, Inc.	1,746,480
		TOTAL	6,235,400
		Hotels, Restaurants & Leisure—1.0%
15,000		McDonald's Corp.	1,838,550
		Household Durables—2.2%
40,000		CalAtlantic Group, Inc.	1,394,800
80,000		KB HOME	1,310,400
60,000		Pulte Group, Inc.	1,290,600
		TOTAL	3,995,800
		Insurance—3.4%
40,000		Allstate Corp.	3,008,400
14,000		Prudential Financial, Inc.	1,471,540
6,000		Reinsurance Group of America	752,820
6,000		RenaissanceRe Holdings Ltd.	817,920
		TOTAL	6,050,680
		Internet & Direct Marketing Retail—1.7%
3,000	[1]	Amazon.com, Inc.	2,470,440
400	[1]	Priceline.com, Inc.	630,052
		TOTAL	3,100,492
2

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Internet Software & Services—4.8%
3,000	[1]	Alphabet, Inc., Class A	$2,460,570
3,000	[1]	Alphabet, Inc., Class C	2,390,370
20,000	[1]	Facebook, Inc., Class A	2,606,400
20,000	[1]	Twitter, Inc.	352,400
10,000	[1]	VeriSign, Inc.	802,100
		TOTAL	8,611,840
		IT Services—1.3%
12,000	[1]	Cognizant Technology Solutions Corp., Class A	631,080
20,000	[1]	PayPal, Inc.	795,600
10,000		Visa, Inc., Class A	827,100
		TOTAL	2,253,780
		Machinery—1.4%
1,400,000		CRRC Corp. Ltd.	1,359,654
8,000		Cummins, Inc.	1,176,080
		TOTAL	2,535,734
		Media—0.6%
15,000		Comcast Corp., Class A	1,131,300
		Metals & Mining—2.1%
21,575	[1]	Barisan Gold Corp.	249
60,000		Goldcorp, Inc., Class A	970,200
20,000		Randgold Resources Ltd.	1,700,600
50,000		Silver Wheaton Corp.	1,106,500
		TOTAL	3,777,549
		Multiline Retail—0.4%
10,000		Dollar General Corp.	738,200
		Personal Products—0.5%
20,000		Unilever NV	813,000
		Pharmaceuticals—5.3%
50,000	[1]	Foamix Pharmaceuticals Ltd.	503,000
50,000		GlaxoSmithKline PLC, ADR	1,965,500
12,000	[1]	Jazz Pharmaceuticals PLC	1,463,040
4,800	[1]	Jounce Therapeutics, Inc.	79,584
200,000	[1]	KemPharm, Inc.	710,000
30,000		Merck & Co., Inc.	1,859,700
80,000		Pfizer, Inc.	2,538,400
20,000	[1]	Revance Therapeutics, Inc.	400,000
		TOTAL	9,519,224
		Real Estate Investment Trusts (REITs)—0.5%
10,000		Crown Castle International Corp.	878,300
		Semiconductors & Semiconductor Equipment—4.6%
30,000		Applied Materials, Inc.	1,027,500
60,000		Intel Corp.	2,209,200
14,000		KLA-Tencor Corp.	1,191,540
12,000		Lam Research Corp.	1,378,320
20,000		Maxim Integrated Products, Inc.	889,600
20,000		Qualcomm, Inc.	1,068,600
10,000		Xilinx, Inc.	582,000
		TOTAL	8,346,760
3

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Software—5.2%
20,000	[1]	Check Point Software Technologies Ltd.	$1,975,400
14,000	[1]	Cyber-Ark Software Ltd.	742,840
50,000		Microsoft Corp.	3,232,500
14,000	[1]	Red Hat, Inc.	1,062,320
50,000	[1]	Rubicon Project, Inc.	423,500
40,000		Symantec Corp.	1,102,000
10,000	[1]	VMware, Inc., Class A	875,400
		TOTAL	9,413,960
		Specialty Retail—3.9%
20,000		Dick's Sporting Goods, Inc.	1,032,000
15,000		Home Depot, Inc.	2,063,700
12,000		Ross Stores, Inc.	793,320
12,000		Tiffany & Co.	944,640
30,000		TJX Cos., Inc.	2,247,600
		TOTAL	7,081,260
		Technology Hardware Storage & Peripherals—2.6%
25,000		Apple, Inc.	3,033,750
1,000		Samsung Electronics Co. Ltd.	1,696,972
		TOTAL	4,730,722
		Tobacco—0.5%
10,000		Philip Morris International, Inc.	961,300
		TOTAL COMMON STOCKS (IDENTIFIED COST $116,342,148)	138,648,842
		U.S. TREASURY—5.6%
$10,000,000	[2,3]	United States Treasury Bills, 0.423%, 2/9/2017 (IDENTIFIED COST $9,999,077)	9,998,945
		EXCHANGE-TRADED FUNDS—4.4%
100,000		Financial Select Sector SPDR	2,331,000
300,000	[1]	Sprott Physical Gold Trust	2,985,000
400,000	[1]	Sprott Physical Silver Trust	2,680,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,367,400)	7,996,000
		PURCHASED PUT OPTIONS—1.3%
		Biotechnology—0.2%
300		Bluebird Bio, Inc., Strike Price $60, Expiration Date 5/19/2017	129,000
200		Celgene Corp., Strike Price $100, Expiration Date 6/16/2017	46,700
100		Ionis Pharmaceuticals, Inc., Strike Price $40, Expiration Date 7/21/2017	56,000
200		Spark Therapeutics, Inc., Strike Price $40, Expiration Date 6/16/2017	33,500
		TOTAL	265,200
		Diversified Financial Services—0.2%
2,000		iShares China Large-Cap ETF, Strike Price $36, Expiration Date 2/17/2017	54,000
1,300		iShares iBoxx $ Investment Grade Corporate Bond ETF, Strike Price $115, Expiration Date 3/17/2017	65,000
1,000		iShares JP Morgan USD Emerging Markets, Strike Price $110, Expiration Date 3/17/2017	95,000
3,000		iShares MSCI Emerging Markets, Strike Price $32, Expiration Date 3/17/2017	22,500
200		iShares Nasdaq Biotechnology ETF, Strike Price $260, Expiration Date 6/16/2017	192,000
		TOTAL	428,500
		Foreign Currency—0.0%
3,900,000		Citi, USD CALL/CAD PUT, Strike Price $1.321, Expiration Date 2/17/2017	10,383
4

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	PURCHASED PUT OPTIONS—continued
	Index—0.7%
4,000	Powershares QQQ Trust Series 1, Strike Price $110, Expiration Date 3/17/2017	$84,000
1,000	SPDR Dow Jones Industrial Average ETF Trust, Strike Price $175, Expiration Date 6/16/2017	166,000
600	SPDR Dow Jones Industrial Average ETF Trust, Strike Price $190, Expiration Date 6/16/2017	237,000
7,000	SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 3/17/2017	108,500
400	SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 6/16/2017	73,000
3,000	SPDR S&P 500 ETF Trust, Strike Price $215, Expiration Date 3/17/2017	280,500
5,600	SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 6/16/2017	168,000
400	SPDR S&P MidCap 400 ETF Trust, Strike Price $280, Expiration Date 6/16/2017	180,000
	TOTAL	1,297,000
	Internet Software & Services—0.1%
60	Alphabet, Inc., Strike Price $800, Expiration Date 3/17/2017	72,300
200	Facebook, Inc., Strike Price $120, Expiration Date 4/21/2017	46,000
	TOTAL	118,300
	Pharmaceuticals—0.1%
500	GlaxoSmithKline PLC, Strike Price $36, Expiration Date 5/19/2017	37,500
300	Merck & Co, Inc., Strike Price $55, Expiration Date 6/16/2017	28,950
800	Pfizer, Inc., Strike Price $30, Expiration Date 6/16/2017	61,600
	TOTAL	128,050
	Software—0.0%
500	Microsoft Corp., Strike Price $60, Expiration Date 6/16/2017	74,500
	Technology Hardware Storage & Peripherals—0.0%
250	Apple, Inc., Strike Price $115, Expiration Date 3/17/2017	32,375
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $5,458,701)	2,354,308
	PURCHASED CALL OPTIONS—1.8%
	Airlines—0.0%
400	Delta Air Lines, Inc., Strike Price $50, Expiration Date 3/17/2017	36,600
	Biotechnology—0.9%
200	Amgen, Inc., Strike Price $150, Expiration Date 1/19/2018	355,000
80	Biogen, Inc., Strike Price $310, Expiration Date 1/19/2018	170,000
200	BioMarin Pharmaceutical, Inc., Strike Price $85, Expiration Date 1/19/2018	296,000
600	Juno Therapeutics, Inc., Strike Price $22.50, Expiration Date 1/19/2018	258,000
300	Kite Pharma, Inc., Strike Price $50, Expiration Date 1/19/2018	354,000
100	Vertex Pharmaceuticals, Inc., Strike Price $80, Expiration Date 1/19/2018	180,000
	TOTAL	1,613,000
	Capital Markets—0.1%
2,000	Deutsche Bank AG, Strike Price $20, Expiration Date 2/17/2017	136,000
	Communications Equipment—0.0%
800	Cisco Systems, Inc., Strike Price $32, Expiration Date 6/16/2017	62,400
	Diversified Financial Services—0.1%
3,000	Financial Select Sector SPDR ETF, Strike Price $23, Expiration Date 2/17/2017	162,000
	Hotels, Restaurants & Leisure—0.0%
400	Shake Shack, Inc., Strike Price $37.50, Expiration Date 2/17/2017	11,000
	Index—0.3%
1,000	VanEck Vectors Gold Miners ETF, Strike Price $22, Expiration Date 3/17/2017	257,000
500	VanEck Vectors Gold Miners ETF, Strike Price $24, Expiration Date 6/16/2017	122,250
1,500	VanEck Vectors Oil Services ETF, Strike Price $35, Expiration Date 3/17/2017	82,500
	TOTAL	461,750
5

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED CALL OPTIONS—continued
		Internet Software & Services—0.1%
500		eBay, Inc., Strike Price $32, Expiration Date 3/17/2017	$43,750
1,600		Twitter, Inc., Strike Price $24, Expiration Date 6/16/2017	56,800
		TOTAL	100,550
		Oil Gas & Consumable Fuels—0.0%
500		Valero Energy Corp., Strike Price $67.50, Expiration Date 3/17/2017	79,250
		Pharmaceuticals—0.2%
120		Allergan PLC, Strike Price $200, Expiration Date 1/19/2018	411,300
		Semiconductors & Semiconductor Equipment—0.1%
800		Intel Corp., Strike Price $38, Expiration Date 3/17/2017	26,400
400		QUALCOMM, Inc., Strike Price $60, Expiration Date 1/19/2018	111,600
		TOTAL	138,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,876,657)	3,211,850
		INVESTMENT COMPANY—6.4%
11,445,502	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[5] (IDENTIFIED COST $11,446,646)	11,446,646
		TOTAL INVESTMENTS—96.5% (IDENTIFIED COST $153,490,629)[6]	173,656,591
		OTHER ASSETS AND LIABILITIES - NET—3.5%[7]	6,293,785
		TOTAL NET ASSETS—100%	$179,950,376
SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
30,000	Energy Select Sector SPDR	$2,187,000
50,000	iShares China Large-Cap ETF	1,834,500
70,000	iShares MSCI Brazil Capped ETF	2,580,900
60,000	iShares MSCI Emerging Markets ETF	2,240,400
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $8,593,546)	$8,842,800
The average market value of purchased options and written options held by the Fund throughout the period was $5,137,600 and $260,175, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CME S&P 500 Index Futures, Short Futures	30	$17,058,750	March 2017	$(567,197)
1E-Mini Dow ($5) Futures, Short Futures	80	$7,916,800	March 2017	$(71,490)
1E-mini S&P MidCap 400 Futures, Short Futures	20	$3,371,000	March 2017	$(19,079)
[1]Euro-BTP Italian Government Bond Futures, Short Futures	40	$ 5,652,723	March 2017	$154,396
[1]Euro-Bund Futures, Short Futures	65	$ 11,376,316	March 2017	$(13,328)
[1]Euro-OAT Futures, Short Futures	35	$ 5,586,927	March 2017	$104,020
[1]Hang Seng Index Futures, Short Futures	30	$ 4,510,691	February 2017	$(51,368)
[1]mini MSCI EAFE Index Futures, Short Futures	80	$6,913,600	March 2017	$(220,140)
1NASDAQ 100 E-Mini Futures, Short Futures	60	$6,135,300	March 2017	$(438,105)
[1]Russell 2000 Mini Index Futures, Short Futures	80	$5,438,000	March 2017	$(91,140)
[1]Tokyo Price Index Futures, Short Futures	40	$ 5,374,192	March 2017	$68,148
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,145,283)
6

The average notional value of short futures contracts held by the Fund throughout the period was $74,047,890. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
2/1/2017	Citibank	2,473,177 MXN	$118,631	$(34)
3/15/2017	Citibank	$2,000,000	234,118,240 JPY	$(76,546)
3/15/2017	Citibank	$2,000,000	226,579,560 JPY	$(9,681)
3/15/2017	Citibank	$2,000,000	232,029,420 JPY	$(58,019)
Contracts Sold:
3/15/2017	Citibank	1,000,000 AUD	$744,668	$(12,980)
3/15/2017	Citibank	1,000,000 AUD	$736,253	$(21,395)
3/15/2017	Citibank	1,000,000 AUD	$731,312	$(26,336)
3/15/2017	Citibank	1,000,000 AUD	$740,006	$(17,642)
3/15/2017	Citibank	1,900,000 EUR	$2,009,465	$(45,300)
3/15/2017	Citibank	1,900,000 EUR	$2,017,141	$(37,624)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(305,557)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,264,002 and $794,283, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts, and value on Securities Sold Short is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short.
4	Affiliated holding.
Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016	26,196,887
Purchases/Additions	61,368,880
Sales/Reductions	(76,120,265)
Balance of Shares Held 1/31/2017	11,445,502
Value	$11,446,646
Dividend Income	$28,659
5	7-day net yield.
6	At January 31, 2017, the cost of investments for federal tax purposes was $153,490,547. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) securities sold short; (c) futures contracts; and (d) outstanding foreign currency commitments was $20,166,044. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,971,791 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,805,747.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
7

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
8

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$112,909,416	$—	$—	$112,909,416
International	12,473,448	13,265,978	—	25,739,426
Debt Securities:
U.S. Treasury	—	9,998,945	—	9,998,945
Exchange-Traded Funds	7,996,000	—	—	7,996,000
Purchased Put Options	2,354,308	—	—	2,354,308
Purchased Call Options	3,211,850	—	—	3,211,850
Investment Company	11,446,646	—	—	11,446,646
TOTAL SECURITIES	$150,391,668	$23,264,923	$—	$173,656,591
Other Financial Instruments:[1]
Assets	$326,564	$—	$—	$326,564
Liabilities	(10,314,681)	(305,523)	—	(10,620,204)
OTHER FINANCIAL INSTRUMENTS	$(9,988,117)	$(305,523)	$—	$(10,293,640)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	— Euro
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
MXN	—Mexican Peso
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
9
Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares		Value
	COMMON STOCKS—98.3%
	Consumer Discretionary—4.6%
974,655	Darden Restaurants, Inc.	$71,422,719
4,751,255	McDonald's Corp.	582,361,325
	TOTAL	653,784,044
	Consumer Staples—22.2%
9,903,441	Altria Group, Inc.	704,926,930
1,603,785	General Mills, Inc.	100,204,487
2,152,600	Kimberly-Clark Corp.	260,744,438
1,367,640	Kraft Heinz Co./The	122,116,576
805,700	PepsiCo, Inc.	83,615,546
7,010,178	Philip Morris International, Inc.	673,888,411
5,397,105	Procter & Gamble Co.	472,786,398
12,494,450	The Coca-Cola Co.	519,394,287
4,648,567	Unilever PLC	189,223,009
	TOTAL	3,126,900,082
	Energy—9.4%
47,639,000	BP PLC	285,340,538
3,730,749	Chevron Corp.	415,418,901
3,675,000	Exxon Mobil Corp.	308,295,750
2,982,290	Occidental Petroleum Corp.	202,109,793
2,129,000	Total S.A.	107,864,018
	TOTAL	1,319,029,000
	Health Care—18.8%
10,657,200	AbbVie, Inc.	651,261,492
4,645,000	AstraZeneca PLC	248,512,803
18,198,973	GlaxoSmithKline PLC	351,491,377
969,985	Johnson & Johnson	109,850,801
7,533,010	Merck & Co., Inc.	466,971,290
2,339,200	Novartis AG	172,543,247
7,960,812	Sanofi	648,503,951
	TOTAL	2,649,134,961
	Information Technology—0.6%
1,306,700	Paychex, Inc.	78,780,943
	Real Estate—6.6%
5,179,100	Crown Castle International Corp.	454,880,353
1,215,000	Digital Realty Trust, Inc.	130,770,450
2,225,500	National Retail Properties, Inc.	97,031,800
2,482,014	Omega Healthcare Investors	79,598,189
2,848,725	Ventas, Inc.	175,680,871
	TOTAL	937,961,663
	Telecommunication Services—18.1%
17,505,134	AT&T, Inc.	738,016,449
12,684,710	BCE, Inc.	571,823,315
13,726,141	Verizon Communications, Inc.	672,718,170
231,509,989	Vodafone Group PLC	565,929,131
	TOTAL	2,548,487,065
	Utilities—18.0%
2,088,015	American Electric Power Co., Inc.	133,758,241
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
1,807,000		Consolidated Edison Co.	$134,350,450
4,645,095		Dominion Resources, Inc.	354,327,846
6,768,259		Duke Energy Corp.	531,579,062
38,812,919		National Grid PLC	454,640,526
10,626,905		PPL Corp.	370,241,370
11,338,068		Southern Co.	560,440,701
		TOTAL	2,539,338,196
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,368,205,250)	13,853,415,954
		INVESTMENT COMPANY—1.4%
191,563,330	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[2] (AT NET ASSET VALUE)	191,582,486
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $12,559,777,319)[3]	14,044,998,440
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	40,710,539
		TOTAL NET ASSETS—100%	$14,085,708,979
1	Affiliated holding.
Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income/ Allocated Investment Income	Capital Gain Distributions/ Allocated Net Realized Gain/(Loss)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	215,565,666	573,192,417	(597,194,753)	191,563,330	$191,582,486	$191,582,486	$369,658
2	7-day net yield.
3	At January 31, 2017, the cost of investments for federal tax purposes was $12,559,777,319. The net unrealized appreciation of investments for federal tax purposes was $1,485,221,122. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,898,718,938 and net unrealized depreciation from investments for those securities having an excess of cost over value of $413,497,816.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
2

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$10,257,544,039	$—	$—	$10,257,544,039
International	571,823,315	3,024,048,600	—	3,595,871,915
Debt Securities:
Investment Company	191,582,486	—	—	191,582,486
TOTAL SECURITIES	$11,020,949,840	$3,024,048,600	$—	$14,044,998,440
3
Federated Managed Risk Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—27.7%
		Consumer Discretionary—1.5%
231		American Eagle Outfitters, Inc.	$3,491
129		Goodyear Tire & Rubber Co.	4,178
35		Home Depot, Inc.	4,815
142		Honda Motor Co. Ltd., ADR	4,220
231	[1]	Houghton Mifflin Harcourt Co.	2,610
103	[1]	Lions Gate Entertainment Corp.	2,759
39		McDonald's Corp.	4,780
84		Nexstar Media Group, Inc.	5,494
193		Regal Entertainment Group	4,374
158		Sinclair Broadcast Group, Inc.	5,333
121		TJX Cos., Inc.	9,065
34	[1]	Tempur Sealy International, Inc.	1,462
76	[1]	Tenneco, Inc.	5,126
52		Time Warner, Inc.	5,036
156		Tribune Co.	4,499
168		Twenty-First Century Fox, Inc.	5,272
151	[1]	WCI Communities, Inc.	3,534
		TOTAL	76,048
		Consumer Staples—1.8%
65		Altria Group, Inc.	4,627
63		CVS Health Corp.	4,965
68		Colgate-Palmolive Co.	4,391
227		ConAra Brands, Inc.	8,873
266		Energizer Holdings, Inc.	13,425
53		Ingredion, Inc.	6,794
56		Kraft Heinz Co./The	5,000
108		Smucker (J.M.) Co.	14,672
158		Snyders-Lance, Inc.	6,064
61	[1]	TreeHouse Foods, Inc.	4,629
229		Vector Group Ltd.	5,052
123		Wal-Mart Stores, Inc.	8,209
		TOTAL	86,701
		Energy—2.9%
185		Anadarko Petroleum Corp.	12,863
122		BP PLC, ADR	4,390
258		Baker Hughes, Inc.	16,275
38		Chevron Corp.	4,231
92		ConocoPhillips	4,486
156		ENI S.p.A, ADR	4,822
76		EOG Resources, Inc.	7,720
490		Ensco PLC	5,351
80		Exxon Mobil Corp.	6,711
358		Frank's International N.V.	4,239
232		Golar LNG Ltd.	6,000

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
104		Helmerich & Payne, Inc.	$7,401
1,159	[1]	McDermott International, Inc.	9,388
331		Nabors Industries Ltd.	5,379
271		Oceaneering International, Inc.	7,547
109		PBF Energy, Inc.	2,528
57		Schlumberger Ltd.	4,771
159		SemGroup Corp.	6,312
136	[1]	TechnipFMC PLC	4,572
57		Tesoro Petroleum Corp.	4,608
73		Valero Energy Corp.	4,800
527	[1]	WPX Energy, Inc.	7,341
		TOTAL	141,735
		Financials—8.3%
210		Argo Group International Holdings Ltd.	13,429
160		Aflac, Inc.	11,198
200		Allstate Corp.	15,042
75		American Express Co.	5,729
240		BB&T Corp.	11,086
251		BGC Partners, Inc., Class A	2,779
819		Bank of America Corp.	18,542
598		CNO Financial Group, Inc.	11,308
152		Chemical Financial Corp.	7,513
276		Citigroup, Inc.	15,409
196		Discover Financial Services	13,579
41	[1]	Donnelley Financial Solutions, Inc.	987
189		East West Bancorp, Inc.	9,722
512		FNB Corp.	7,649
163	[1]	Flagstar Bancorp, Inc.	4,201
42		Goldman Sachs Group, Inc.	9,631
338		Great Western Bancorp, Inc.	14,449
108		Hartford Financial Services Group, Inc.	5,261
384		Hilltop Holdings, Inc.	10,514
307		Invesco Mortgage Capital, Inc.	4,473
231		JPMorgan Chase & Co.	19,550
151		Lazard Ltd., Class A	6,414
234		MB Financial, Inc.	10,420
417		Maiden Holdings Ltd.	7,402
253		MetLife, Inc.	13,766
436		Morgan Stanley	18,526
746		New Residential Investment Corp.	11,302
385		Old Republic International Corp.	8,008
121		PNC Financial Services Group	14,576
274		Popular, Inc.	12,174
645		Radian Group, Inc.	11,868
285		Sun Life Financial Services of Canada	11,246
282		Synovus Financial Corp.	11,754
230		The Bank of New York Mellon Corp.	10,288
67		The Travelers Cos., Inc.	7,891
108		U.S. Bancorp	5,686

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
265		WSFS Financial Corp.	$12,004
181		Webster Financial Corp. Waterbury	9,506
221	[1]	Western Alliance Bancorp	10,913
56		Zions Bancorporation	2,363
		TOTAL	408,158
		Health Care—2.4%
117		Abbott Laboratories	4,887
116		AbbVie,Inc.	7,089
40		Aetna, Inc.	4,744
37		Allergan PLC	8,099
58		Amgen, Inc.	9,088
37		Anthem, Inc.	5,703
198		Baxter International, Inc.	9,486
123		Bristol-Myers Squibb Co.	6,047
138	[1]	Capital Senior Living Corp.	2,301
37	[1]	Envision Healthcare Corp.	2,516
100		Gilead Sciences, Inc.	7,245
133		GlaxoSmithKline PLC, Sponsored, ADR	5,228
101		Johnson & Johnson	11,438
119	[1]	Medicines Co.	4,290
287		Merck & Co., Inc.	17,791
90		Owens & Minor, Inc.	3,229
31		UnitedHealth Group, Inc.	5,025
207	[1]	Wright Medical Group NV	5,212
		TOTAL	119,418
		Industrials—3.2%
174		Actuant Corp.	4,550
94		Alaska Air Group, Inc.	8,819
94		Apogee Enterprises, Inc.	5,366
161		Barnes Group, Inc.	7,749
210	[1]	Colfax Corp.	8,190
89		Curtiss Wright Corp.	8,727
105		Delta Air Lines, Inc.	4,960
101		Eaton Corp. PLC	7,149
26		General Dynamics Corp.	4,708
52		Huntington Ingalls Industries, Inc.	10,086
96		Ingersoll-Rand PLC	7,618
89		Johnson Controls International PLC	3,914
41		LSC Communications, Inc.	1,075
52		L3 Technologies, Inc.	8,252
80		Manpower Group, Inc.	7,637
224		Masco Corp.	7,381
370		Mueller Water Products, Inc.	4,980
20		Northrop Grumman Corp.	4,582
50		Parker-Hannifin Corp.	7,356
111		R.R. Donnelley & Sons Co.	1,904
111		Robert Half International, Inc.	5,224
36		Unifirst Corp.	4,604
41		United Technologies Corp.	4,496

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
146	[1]	WESCO International, Inc.	$10,322
102		Waste Management, Inc.	7,089
118		Werner Enterprises, Inc.	3,316
		TOTAL	160,054
		Information Technology—3.2%
81		Apple, Inc.	9,829
308		Applied Materials, Inc.	10,549
348	[1]	Benchmark Electronics, Inc.	10,649
285	[1]	Ciena Corp.	6,937
396		Cisco Systems, Inc.	12,165
301		Corning, Inc.	7,974
253		Cypress Semiconductor Corp.	2,985
54	[1]	ePlus, Inc.	6,051
338		Evertec, Inc.	5,763
733		HP, Inc.	11,032
45		Harris Corp.	4,622
336		Hewlett Packard Enterprise Co.	7,620
159	[1]	II-VI, Inc.	5,804
75		Lam Research Corp.	8,615
101		MKS Instruments, Inc.	6,656
95	[1]	Q2 Holdings, Inc.	3,016
105		Qualcomm, Inc.	5,610
35		Synnex Corp.	4,206
109		TE Connectivity Ltd.	8,104
247		Texas Instruments, Inc.	18,658
		TOTAL	156,845
		Materials—1.2%
206		CRH PLC ADR	7,111
79		Cabot Corp.	4,374
412		Commercial Metals Corp.	8,417
123		Domtar Corp.	5,374
134		Dow Chemical Co.	7,990
326		Olin Corp.	8,545
409	[1]	Owens-Illinois, Inc.	7,730
67		Rio Tinto PLC, ADR	3,001
196	[1]	Summit Materials, Inc., Class A	4,920
		TOTAL	57,462
		Real Estate—1.3%
258		Colony Starwood Homes	8,114
34		Coresite Realty Corp.- REIT	2,928
55		DCT Industrial Trust, Inc.	2,458
44		Digital Realty Trust, Inc.	4,736
191		Duke Realty Corp.	4,647
345		First Potomac Realty Trust	3,533
202	[1]	GGP, Inc.	5,018
150		Healthcare Realty Trust, Inc.	4,531
98		Highwoods Properties, Inc.	5,038
256		Kite Realty Group Trust	6,149
929		Lexington Realty Trust	9,959

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
124	Retail Properties of America, Inc.	$1,856
30	Sun Communities, Inc.	2,363
26	Welltower, Inc.	1,724
	TOTAL	63,054
	Telecommunication Services—0.7%
312	AT&T, Inc.	13,154
218	CenturyLink, Inc.	5,638
328	Verizon Communications	16,075
	TOTAL	34,867
	Utilities—1.2%
84	American Electric Power Co., Inc.	5,381
247	Aqua America, Inc.	7,511
45	DTE Energy Co.	4,439
57	Dominion Resources, Inc.	4,348
62	Duke Energy Corp.	4,869
75	Exelon Corp.	2,691
40	NextEra Energy, Inc.	4,949
83	PPL Corp.	2,892
191	Portland General Electric Co.	8,330
33	Sempra Energy	3,379
66	Southern Co.	3,262
91	Spire, Inc.	5,915
	TOTAL	57,966
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,174,588)	1,362,308
	CORPORATE BONDS—0.4%
	Consumer Cyclical - Automotive—0.1%
$5,000	American Honda Finance Co. Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,039
	Consumer Cyclical - Retailers—0.1%
2,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 4/22/2024	2,056
	Financial Institution - Banking—0.1%
5,000	Comerica, Inc., 3.800%, 7/22/2026	4,943
	Technology—0.1%
5,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	4,962
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,974)	17,000
	U.S. TREASURIES—5.3%
	U.S. Treasury Bonds—2.0%
2,136	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	2,050
9,225	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	8,809
1,019	U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	1,038
34,564	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	39,104
21,438	U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	23,710
19,207	U.S. Treasury Inflation-Protected Bond, Series TIPS of, 2.375%, 1/15/2025	22,253
	TOTAL	96,964
	U.S. Treasury Notes—3.3%
7,000	United States Treasury Note, 0.750%, 9/30/2018	6,959
8,000	United States Treasury Note, 0.750%, 10/31/2018	7,945
10,664	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	10,800

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$21,254		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	$21,329
36,545		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	37,024
15,460		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	15,747
5,092		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	5,166
10,165		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	10,107
15,557		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,872
4,138		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,257
5,079		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	5,180
22,135		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	23,558
		TOTAL	163,944
		TOTAL U.S. TREASURIES (IDENTIFIED COST $256,205)	260,908
		EXCHANGE-TRADED FUNDS—5.0%
1,900		iShares Dow Jones U.S. Real Estate Index Fund	146,376
6,412	[1]	PowerShares DB Commodity Index Tracking Fund	100,989
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $258,930)	247,365
		INVESTMENT COMPANIES—60.0%[2]
2,247		Emerging Markets Core Fund	22,403
3,405		Federated Bank Loan Core Fund	34,631
11,457		Federated Emerging Markets Equity Fund, Institutional Shares	101,967
44,517		Federated Intermediate Corporate Bond Fund, Institutional Shares	409,554
24,789		Federated International Leaders Fund, Class R6 Shares	752,851
579,577		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3]	579,635
7,286		Federated Kaufmann Large Cap Fund, Class R6 Shares	149,506
22,322		Federated Mortgage Core Portfolio	218,534
56,240		Federated Project and Trade Finance Core Fund	522,466
3,860		Federated Prudent Bear Fund, Institutional Shares	71,841
14,075		High Yield Bond Portfolio	89,659
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,011,144)	2,953,047
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $4,717,841)[4]	4,840,628
		OTHER ASSETS AND LIABILITIES - NET—1.6%[5]	80,348
		TOTAL NET ASSETS—100%	$4,920,976
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Index Long Futures	17	$1,933,325	March 2017	$29,777
[1]United States Long Bond Long Futures	1	$150,844	March 2017	$(1,557)
[1]United States Treasury Notes 2-Year Long Futures	1	$216,797	March 2017	$(149)
[1]United States Treasury Notes 10-Year Short Futures	2	$248,938	March 2017	$845
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$28,916
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,575,003 and $249,238, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.

	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income/ Allocated Investment Income	Capital Gain Distributions/ Allocated Net Realized Gain/(Loss)
Emerging Markets Core Fund	2,611	63	(427)	2,247	$22,403	$515	$—
Federated Bank Loan Core Fund	4,851	41	(1,487)	3,405	$34,631	$421	$7
Federated Emerging Markets Equity Fund, Institutional Shares	10,528	929	—	11,457	$101,967	$814	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	507,922	641,974	(570,319)	579,577	$579,635	$866	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	47,001	1,810	(4,294)	44,517	$409,554	$3,236	$(1,245)
Federated International Leaders Fund, Class R6 Shares	23,948	841	—	24,789	$752,851	$17,638	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	7,647	50	(411)	7,286	$149,506	$—	$263
Federated Mortgage Core Portfolio	23,857	1,871	(3,406)	22,322	$218,534	$1,457	$—
Federated Project and Trade Finance Core Fund	56,887	642	(1,289)	56,240	$522,466	$5,923	$(541)
Federated Prudent Bear Fund, Institutional Shares	3,495	365	—	3,860	$71,841	$—	$—
High Yield Bond Portfolio	21,860	525	(8,310)	14,075	$89,659	$1,687	$(558)
TOTAL OF AFFLIATED TRANSACTIONS	710,607	649,111	(589,943)	769,775	$2,953,047	$32,557	$(2,074)
3	7-day net yield.
4	At January 31, 2017, the cost of investments for federal tax purposes was $4,717,841. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $122,787. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $238,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $115,711.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Subsequent Event
On January 24, 2017, the Fund's Trustees approved a Plan of Liquidation and Termination for the Fund. All of the Fund's outstanding shares were redeemed and the Fund was liquidated on February 24, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,236,601	$—	$—	$1,236,601
International	125,707	—	—	125,707
Debt Securities:
Corporate Bonds	—	17,000	—	17,000
U.S. Treasury	—	260,908	—	260,908
Exchange-Traded Funds	247,365	—	—	247,365
Investment Companies[1]	1,508,122	865,290	—	2,953,047
TOTAL SECURITIES	$3,117,795	$1,143,198	$—	$4,840,628
Other Financial Instruments[2]
Assets	$30,622	$—	$—	$30,622
Liabilities	(1,706)	—	—	(1,706)
TOTAL OTHER FINANCIAL INSTRUMENTS	$28,916	$—	$—	$28,916
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $579,635 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
TIPS	—Treasury Inflation Protected Notes
9
Federated Global Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.3%
	Australia—2.0%
910	Amcor Ltd.	$9,891
620	Sonic Healthcare Ltd.	9,776
	TOTAL	19,667
	Canada—13.4%
160	Bank of Montreal	12,079
885	BCE, Inc.	39,819
200	Canadian Imperial Bank of Commerce	16,999
340	Emera, Inc.	11,850
380	Fortis, Inc.	12,195
520	TELUS Corp.	17,326
230	Toronto-Dominion Bank	11,892
250	TransCanada Corp.	11,772
	TOTAL	133,932
	France—5.3%
150	Sanofi	12,233
560	SCOR SE	19,028
440	TOTAL SA	22,317
	TOTAL	53,578
	Germany—2.4%
130	Muenchener Rueckversicherungs-Gesellschaft AG	24,414
	Luxembourg—1.2%
600	SES SA	11,699
	Singapore—1.7%
6,260	Singapore Telecommunications Ltd.	17,207
	Spain—1.0%
560	Red Electrica Corp. SA	10,028
	Switzerland—4.9%
200	Nestle SA	14,670
340	Novartis AG	25,154
40	Roche Holding AG	9,455
	TOTAL	49,279
	United Kingdom—19.8%
350	AstraZeneca PLC	18,727
1,340	BAE Systems PLC	9,828
4,180	BP PLC	25,039
200	British American Tobacco PLC	12,332
3,810	BT Group PLC	14,593
965	GlaxoSmithKline PLC	18,639
660	Imperial Brands PLC	30,603
1,680	National Grid PLC	19,680
310	Unilever PLC	12,620
14,640	Vodafone Group PLC	35,791
	TOTAL	197,852
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—46.6%
660		AbbVie, Inc.	$40,333
500		Altria Group, Inc.	35,590
160		American Electric Power Co., Inc.	10,250
940		AT&T, Inc.	39,630
90		Chevron Corp.	10,022
560		Coca-Cola Co.	23,279
340		Crown Castle International Corp.	29,862
195		Dominion Resources, Inc.	14,875
255		Duke Energy Corp.	20,028
155		Exxon Mobil Corp.	13,003
160		General Mills, Inc.	9,997
90		Johnson & Johnson	10,192
100		Kimberly-Clark Corp.	12,113
200		McDonald's Corp.	24,514
160		Merck & Co., Inc.	9,918
240		Occidental Petroleum Corp.	16,265
100		PepsiCo, Inc.	10,378
410		Philip Morris International, Inc.	39,413
720		PPL Corp.	25,085
205		Procter & Gamble Co.	17,958
300		Southern Co.	14,829
800		Verizon Communications, Inc.	39,208
		TOTAL	466,742
		TOTAL COMMON STOCKS (IDENTIFIED COST $980,304)	984,398
		INVESTMENT COMPANY—100.0%
1,000,300	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[2] (IDENTIFIED COST $1,000,447)	1,000,447
		TOTAL INVESTMENTS—198.3% (IDENTIFIED COST $1,980,751)[3]	1,984,845
		OTHER ASSETS AND LIABILITIES - NET—(98.3)%[4,5]	(983,777)
		TOTAL NET ASSETS—100%	$1,001,068
At January 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/1/2017	Citibank	48,339 CHF	$48,897	$99
2/1/2017	Citibank	92,786 EUR	$100,242	$32
2/1/2017	Citibank	158,331 GBP	$199,349	$(153)
2/2/2017	Citibank	26,151 AUD	$19,840	$12
2/2/2017	Citibank	174,648 CAD	$141,141	$(183)
2/3/2017	Citibank	24,434 SGD	$17,355	$(11)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(204)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $347 and $143, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
1	Affiliated holdings.
2

Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016*	$—
Purchases/Additions	1,000,300
Sales/Reductions	—
Balance of Shares Held 1/31/2017	1,000,300
Value	$1,000,447
*	The Fund commenced operations on January 30, 2017.
2	7-day net yield.
3	At January 31, 2017, the cost of investments for federal tax purposes was $1,980,751. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $4,094. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,269 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,175.
4	Assets, other than investments in securities, less liabilities.
5	A significant portion of this balance represents a net payable for investments purchased.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 466,742	$—	$—	$466,742
International	133,932	383,724	—	517,656
Investment Company	1,000,447	—	—	1,000,447
TOTAL SECURITIES	$1,061,121	$383,724	$—	$1,984,845
Other Financial Instruments:[1]
Assets	$143	$—	$—	$143
Liabilities	(336)	(11)	—	(347)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(193)	$(11)	$—	$(204)
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—Great British Pound
SGD	—Singapore Dollar
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017